TOTAL SALES (Tables)	12 Months Ended
Dec. 31, 2020
TOTAL SALES
Disaggregation of Revenue

Timing of revenue recognition	2020	2019	2018
Products transferred at a point in time	32,862	36,767	31,373
Products and services transferred over time	8,787	8,092	7,790
	41,649	44,859	39,163

Revenue from External Customers by Geographic Areas

Primary geographical markets (€)	2020	2019	2018
Asia	15,872	17,939	14,119
France	10,021	11,350	11,577
United States	5,611	5,194	2,048
Others geographical areas	10,146	10,377	11,419
	41,649	44,859	39,163